Trade accounts receivable (Details 2) - BRL (R$) R$ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Trade accounts receivable by maturity
Trade accounts receivable	R$ 3,668,717	R$ 2,084,932
Allowance for doubtful accounts	(350,025)	(380,559)	R$ (327,974)
Total customers portfolio	3,318,692	1,704,373
Accounts receivables not past due
Trade accounts receivable by maturity
Trade accounts receivable	2,886,546	1,668,063
Past due securities | Up to 90 days
Trade accounts receivable by maturity
Trade accounts receivable	567,590	173,125
Past due securities | 91 to 180 days
Trade accounts receivable by maturity
Trade accounts receivable	3,673	15,325
Past due securities | As of 180 days
Trade accounts receivable by maturity
Trade accounts receivable	R$ 210,908	R$ 228,419